Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2020	Jul. 28, 2020
Document Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Atento S.A.
Entity Central Index Key	0001606457
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Transition Report	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock Shares Outstanding		15,000,000
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address Address Line 1	1, rue Hildegard Von Bingen
Entity Address, Country	LU
Entity Address City Or Town	Luxembourg
Entity Address Postal Zip Code	L-1282
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-36671
Entity Incorporation State Country Code	N4
Document Accounting Standard	International Financial Reporting Standards
Document Shell Company Report	false
IcfrAuditorAttestationFlag	true